Concentrations (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentrations (Details) [Line Items]
Percentage of revenue	57.50%	63.20%	69.10%
Trade receivable, percentage	10.00%
Customer [Member]
Concentrations (Details) [Line Items]
Percentage of revenue	10.00%	10.00%	10.00%